ORGANIZATION, Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets [Abstract]
Cash and cash equivalents		$ 4,158,920	$ 2,405,153
Restricted cash		2,216,733	1,655,171
Loans receivable, net		7,405,741	4,052,215
Total current assets		23,249,495	16,857,668
Non-current assets [Abstract]
Property and equipment, net		1,306,837	1,097,699
Deferred tax assets		596,155	517,383
Total non-current assets		6,121,484	5,767,801
Total assets		29,370,979	22,625,469
Current liabilities [Abstract]
Accrued expenses and other payables		3,156,750	2,380,371
Deferred revenue		1,967,678	1,405,785
Total current liabilities		14,680,550	11,296,152
Non-current liabilities [Abstract]
Deferred revenue		129,513	109,895
Borrowings		510,396	249,474
Total non-current liabilities		2,042,101	2,851,741
Total liabilities		16,722,651	14,147,893
Revenue [Abstract]
Revenue		22,938,469	16,819,866	$ 13,063,560
Net income (loss)		1,610,894	447,827	162,682
VIEs [Member]
Current assets [Abstract]
Cash and cash equivalents		75,074	61,362
Restricted cash		116,404	37,729
Loans receivable, net		952,522	426,171
Amounts due from intercompanies	[1]	511,848	275,715
Others		150,025	86,981
Total current assets		1,805,873	887,958
Non-current assets [Abstract]
Property and equipment, net		125,619	88,964
Deferred tax assets		62,008	39,967
Others		122,985	71,287
Total non-current assets		310,612	200,218
Total assets		2,116,485	1,088,176
Current liabilities [Abstract]
Accrued expenses and other payables		242,572	140,883
Deferred revenue		270,130	196,369
Borrowings		166,271	50,000
Amounts due to intercompanies	[1]	362,981	158,139
Others		27,222	18,829
Total current liabilities		1,069,176	564,220
Non-current liabilities [Abstract]
Deferred revenue		17,736	12,226
Amounts due to intercompanies	[1]	400,442	207,855
Borrowings		510,396	249,474
Others		98,120	65,596
Total non-current liabilities		1,026,694	535,151
Total liabilities		2,095,870	1,099,371
Revenue [Abstract]
Net income (loss)		44,773	(14,011)	40,776
Net cash (used in) generated from operating activities		65,696	(54,917)	(21,369)
Net cash used in investing activities		(587,274)	(319,262)	(189,617)
Net cash generated from financing activities		610,808	338,806	232,420
VIEs [Member] | Third-Party Customers [Member]
Revenue [Abstract]
Revenue		786,976	613,102	551,978
VIEs [Member] | Intercompanies [Member]
Revenue [Abstract]
Revenue		$ 647,456	$ 373,962	$ 248,637

[1]	Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions and funds advanced for working capital purpose.